Basis of preparation	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation:

(a)	Going concern:

These consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and can realize its assets and discharge its liabilities and commitments in the normal course of business. During the year ended December 31, 2024, the Company reported net income of $2,463, and negative cash flows from operating activities of $1,791. In addition, the Company has a shareholders’ equity of $3,739 and negative working capital of $485 (current assets less current liabilities) at December 31, 2024.

The above factors in the aggregate indicate there are material uncertainties which cast substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully secure sales with upfront payments, execute on the new foreign government contract award and / or obtain additional financing. There can be no assurance that such plans will be achieved. Failure to achieve one or more of these requirements could have a materially adverse effect on the Company’s financial condition and / or results of operations. The Board of Directors and management continue to take actions to address these issues including completing an issuer private placement during the third quarter, raising gross proceeds of C$3,307, and subsequent to year end, raising gross proceeds of C$11,935. The Company intends to use the funds for working capital and execution of government contracts.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 2

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern basis was not appropriate for these consolidated financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used.

(b)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The material account policies are summarized in Note 3.

The policies applied in these consolidated financial statements are based on IFRS as issued by the IASB and effective for the Company’s fiscal year end December 31, 2024. The Board of Directors approved the consolidated financial statements on March 31, 2025.

(c)	Measurement basis:

The consolidated financial statements have been prepared mainly on the historical cost basis. Other measurement bases used are described in the applicable notes.

(d)	Use of estimates:

Preparing consolidated financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

Estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimates are reviewed and in any future periods affected.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:

i.	Depreciation and amortization rates:

In calculating the depreciation and amortization expense, management is required to make estimates of the expected useful lives of property and equipment.

ii.	Trade receivables:

The Company uses historical trends and performs specific account assessments when determining the expected credit losses. These accounting estimates are in respect to the trade receivables line item in the Company’s consolidated statements of financial position. At December 31, 2024, trade receivables represented 28% of total assets.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 3

The estimate of the Company’s expected credit losses could change from period to period due to the allowance being a function of the balance and composition of trade receivables.

iii.	Investments:

The valuation of the Company’s investment in a privately held company requires the application of management estimates and judgments with respect to the determination of appropriate valuation method applied at each reporting date. The assumptions for estimating fair value of the investment are disclosed in Note 8.

iv.	Share-based compensation:

The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share-based compensation. The following assumptions are used in the model: dividend yield; expected volatility; risk-free interest rate; expected option life; and fair value.

Changes to assumptions used to determine the grant date fair value of share-based compensation awards can affect the amounts recognized in the consolidated financial statements.

v.	Revenue:

Revenue from acquisition service contracts, which are fixed-price contracts, is recognized over time based on the ratio of costs incurred to estimated total contract costs. The determination of estimated total contract costs of acquisition services contracts requires the use of significant assumptions related to estimated purchased services, materials, and labor costs. Changes to the assumptions used to measure revenue could impact the amount of revenue recognized in the consolidated financial statements (see Note 3(k)).

vi.	Impairment:

The carrying value of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable and assesses the impairment for intangible assets not yet available for use on an annual basis. The Company has determined that its long-lived assets belong to two distinct cash-generating units (“CGUs”). The Company determines the value in use based on estimated discounted future cash flows and an impairment is recognized if the carrying value exceeds that estimate. The assumptions used in determining estimated discounted future cash flows include projected revenues and discount rates. Judgment is required in determining the level at which to test impairment, including the grouping of CGUs that generate cash inflows (see Note 3(j)).

(e)	Functional and presentation currency:

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency. All financial information presented in United States dollars has been rounded to the nearest thousand.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 4

(f)	Foreign currency translation:

Items included in the financial statements of each of the Company's subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the functional currency). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in net loss for the period.

Assets and liabilities of entities with functional currencies other than United States dollars are translated at the period end rates of exchange, and the results of their operations are translated at exchange rates prevailing at the dates of transactions. The resulting translation adjustments are included in accumulated other comprehensive income in shareholders' deficiency.